BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY - Cash flows of the disposal (Details) - Jul. 22, 2022 $ in Thousands, $ in Thousands	USD ($)	HKD ($)
BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Cash and cash equivalents deconsolidated	$ (4,990)	$ (39,174)
Proceeds from the disposal of subsidiaries	9,997	78,308
Proceeds from disposal of subsidiaries, net of cash disposed	$ 5,007	$ 39,134